Offerings	May 01, 2026
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.01 per share
Offering Note

(1)
An unspecified number or amount of the securities of each identified class of securities is being registered as may be offered and sold from time to time at indeterminate prices. There is also being registered hereunder an indeterminate amount of each identified class of securities as may be issued upon conversion of, or in exchange for, or upon exercise of, or pursuant to, convertible or exchangeable securities that provide for exercise or conversion into or purchase of such securities of the FTAI Aviation Ltd. (the “Company”). Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.

(2)
In reliance upon Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the Company is deferring payment of the registration fees relating to securities that are registered and available for sale under this registration statement. Registration fees will be paid subsequently in advance or on a pay-as-you-go basis in accordance with Rule 456(b). The Company will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.

(3)
Pursuant to Rule 416 under the Securities Act, this registration statement shall also cover any additional shares of the Company’s securities that become issuable by reason of any share splits, share dividends or similar transactions.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Shares, par value $0.01 per share
Offering Note

(1)
An unspecified number or amount of the securities of each identified class of securities is being registered as may be offered and sold from time to time at indeterminate prices. There is also being registered hereunder an indeterminate amount of each identified class of securities as may be issued upon conversion of, or in exchange for, or upon exercise of, or pursuant to, convertible or exchangeable securities that provide for exercise or conversion into or purchase of such securities of the FTAI Aviation Ltd. (the “Company”). Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.

(2)
In reliance upon Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the Company is deferring payment of the registration fees relating to securities that are registered and available for sale under this registration statement. Registration fees will be paid subsequently in advance or on a pay-as-you-go basis in accordance with Rule 456(b). The Company will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.

(3)
Pursuant to Rule 416 under the Securities Act, this registration statement shall also cover any additional shares of the Company’s securities that become issuable by reason of any share splits, share dividends or similar transactions.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depositary Shares
Offering Note

(1)
An unspecified number or amount of the securities of each identified class of securities is being registered as may be offered and sold from time to time at indeterminate prices. There is also being registered hereunder an indeterminate amount of each identified class of securities as may be issued upon conversion of, or in exchange for, or upon exercise of, or pursuant to, convertible or exchangeable securities that provide for exercise or conversion into or purchase of such securities of the FTAI Aviation Ltd. (the “Company”). Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.

(2)
In reliance upon Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the Company is deferring payment of the registration fees relating to securities that are registered and available for sale under this registration statement. Registration fees will be paid subsequently in advance or on a pay-as-you-go basis in accordance with Rule 456(b). The Company will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.

(3)
Pursuant to Rule 416 under the Securities Act, this registration statement shall also cover any additional shares of the Company’s securities that become issuable by reason of any share splits, share dividends or similar transactions.

(4)
Each depositary share will be issued under a deposit agreement and will be evidenced by a depositary receipt. In the event the Company elects to offer to the public fractional interests in shares of the preferred shares registered hereunder, depositary receipts will be distributed to those persons purchasing such fractional interests, and shares of preferred shares will be issued to the depositary under the deposit agreement. No separate consideration will be received for the depositary shares.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering Note

(1)
An unspecified number or amount of the securities of each identified class of securities is being registered as may be offered and sold from time to time at indeterminate prices. There is also being registered hereunder an indeterminate amount of each identified class of securities as may be issued upon conversion of, or in exchange for, or upon exercise of, or pursuant to, convertible or exchangeable securities that provide for exercise or conversion into or purchase of such securities of the FTAI Aviation Ltd. (the “Company”). Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.

(2)
In reliance upon Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the Company is deferring payment of the registration fees relating to securities that are registered and available for sale under this registration statement. Registration fees will be paid subsequently in advance or on a pay-as-you-go basis in accordance with Rule 456(b). The Company will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.

(3)
Pursuant to Rule 416 under the Securities Act, this registration statement shall also cover any additional shares of the Company’s securities that become issuable by reason of any share splits, share dividends or similar transactions.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Offering Note

(1)
An unspecified number or amount of the securities of each identified class of securities is being registered as may be offered and sold from time to time at indeterminate prices. There is also being registered hereunder an indeterminate amount of each identified class of securities as may be issued upon conversion of, or in exchange for, or upon exercise of, or pursuant to, convertible or exchangeable securities that provide for exercise or conversion into or purchase of such securities of the FTAI Aviation Ltd. (the “Company”). Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.

(2)
In reliance upon Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the Company is deferring payment of the registration fees relating to securities that are registered and available for sale under this registration statement. Registration fees will be paid subsequently in advance or on a pay-as-you-go basis in accordance with Rule 456(b). The Company will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.

(3)
Pursuant to Rule 416 under the Securities Act, this registration statement shall also cover any additional shares of the Company’s securities that become issuable by reason of any share splits, share dividends or similar transactions.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Subscription Rights
Offering Note

(1)
An unspecified number or amount of the securities of each identified class of securities is being registered as may be offered and sold from time to time at indeterminate prices. There is also being registered hereunder an indeterminate amount of each identified class of securities as may be issued upon conversion of, or in exchange for, or upon exercise of, or pursuant to, convertible or exchangeable securities that provide for exercise or conversion into or purchase of such securities of the FTAI Aviation Ltd. (the “Company”). Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.

(2)
In reliance upon Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the Company is deferring payment of the registration fees relating to securities that are registered and available for sale under this registration statement. Registration fees will be paid subsequently in advance or on a pay-as-you-go basis in accordance with Rule 456(b). The Company will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.

(3)
Pursuant to Rule 416 under the Securities Act, this registration statement shall also cover any additional shares of the Company’s securities that become issuable by reason of any share splits, share dividends or similar transactions.

Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Purchase Contracts
Offering Note

(1)
An unspecified number or amount of the securities of each identified class of securities is being registered as may be offered and sold from time to time at indeterminate prices. There is also being registered hereunder an indeterminate amount of each identified class of securities as may be issued upon conversion of, or in exchange for, or upon exercise of, or pursuant to, convertible or exchangeable securities that provide for exercise or conversion into or purchase of such securities of the FTAI Aviation Ltd. (the “Company”). Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.

(2)
In reliance upon Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the Company is deferring payment of the registration fees relating to securities that are registered and available for sale under this registration statement. Registration fees will be paid subsequently in advance or on a pay-as-you-go basis in accordance with Rule 456(b). The Company will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.

(3)
Pursuant to Rule 416 under the Securities Act, this registration statement shall also cover any additional shares of the Company’s securities that become issuable by reason of any share splits, share dividends or similar transactions.

Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Purchase Units
Offering Note

(1)
An unspecified number or amount of the securities of each identified class of securities is being registered as may be offered and sold from time to time at indeterminate prices. There is also being registered hereunder an indeterminate amount of each identified class of securities as may be issued upon conversion of, or in exchange for, or upon exercise of, or pursuant to, convertible or exchangeable securities that provide for exercise or conversion into or purchase of such securities of the FTAI Aviation Ltd. (the “Company”). Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.

(2)
In reliance upon Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the Company is deferring payment of the registration fees relating to securities that are registered and available for sale under this registration statement. Registration fees will be paid subsequently in advance or on a pay-as-you-go basis in accordance with Rule 456(b). The Company will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.

(3)
Pursuant to Rule 416 under the Securities Act, this registration statement shall also cover any additional shares of the Company’s securities that become issuable by reason of any share splits, share dividends or similar transactions.

(4)
Each depositary share will be issued under a deposit agreement and will be evidenced by a depositary receipt. In the event the Company elects to offer to the public fractional interests in shares of the preferred shares registered hereunder, depositary receipts will be distributed to those persons purchasing such fractional interests, and shares of preferred shares will be issued to the depositary under the deposit agreement. No separate consideration will be received for the depositary shares.